Huntington Disciplined Equity Fund
Fund Summary Huntington Disciplined Equity Fund
Fund Summary Investment Objective
The Fund seeks capital appreciation while seeking to reduce volatility.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 11 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington Disciplined Equity Fund	Trust Shares	Class A Shares
Shareholder Fees Column [Text]	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	none	4.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington Disciplined Equity Fund		Trust Shares	Class A Shares
Operating Expenses Column [Text]		Trust Shares	Class A Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees			0.25%
Other Expenses (including shareholder services fee)	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses	[1]	1.18%	1.43%
[1]	Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington Disciplined Equity Fund (USD $)	1 Year	3 Years
Trust Shares	120	375
Class A Shares	614	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.
Principal Investment Strategy

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in equity securities, which include put and call options on individual securities and stock indices. The Fund normally invests at least 65% of its total asset in companies organized in the U.S. and included in the S&P 500 Index (“S&P 500 Companies”) or the S&P 100 Index (“S&P 100 Companies”). As of April 12, 2011, the market capitalization range for the companies included in the S&P 500 Index was approximately  $1.6 billion to  $414 billion, with a median of  $11.8 billion, while the market capitalization range for the companies included in the S&P 100 Index was approximately  $11 billion to  $414 billion, with a median of  $50 billion.

Generally, the portfolio manager will invest the Fund’s portfolio in the common stocks of the larger companies comprising each sector of the S&P 500 Index or the S&P 100 Index (each, an “Index” and together, the “Indices”), consistent with the sector weightings of the applicable Index. Among the many factors that the portfolio manager considers in determining whether to base portfolio composition upon the S&P 500 or S&P 100 are obtaining desirable diversification while considering the transaction costs inherent in owning more stocks from the broader Index, volatility of options on stocks of the respective indices, and ease of exercising options. Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those indices necessary to effectively hedge the Fund’s portfolio against potential market declines. The portfolio manager has discretion to change the composition of the Fund’s portfolio without prior notice to align with one Index in lieu of the other.

The Fund will also purchase put options on the Indices and write call options on individual securities held in its portfolio. All options written or purchased by the Fund shall trade on a U.S. exchange. Put options on the applicable Index will be limited to less than 10% (at cost) of the Fund’s total assets. The put options will be used to hedge the Fund’s portfolio to the extent the value of the Fund’s common stock positions decline. The Fund may also write covered call options on common stocks held in the Fund’s portfolio to generate a portion of the income necessary to purchase put options on the applicable Index. During the term of a covered call option, the Fund will own the underlying common stock which may be sold pursuant to the option.

The Fund also expects to hold approximately 4-5% of assets in cash or cash equivalents. At the portfolio manager’s discretion, the Fund’s cash may be held in short term bonds or money market instruments.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. The Advisor may in the future consider converting the Fund’s structure to an exchange-traded fund (“ETF”). Upon such conversion, the applicable investment strategies may be adjusted, as well as the fees and expense structure. Prior to any conversion, shareholders will receive appropriate notice, as may be required under applicable federal securities laws and regulations.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Management Risk. The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Counterparty Risk. The counterparty to an over-the-counter (“OTC”) derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Derivative Contracts Risk. A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including options (e.g. puts and calls). The Fund’s investment in derivatives will come primarily through writing put and call options and purchasing put option on the Indices. Derivatives contracts involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Performance: Bar Chart and Table/Average Annual Total Return Table
The Fund commenced operations only as of the date of this Prospectus. A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 28, 2011
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Huntington Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Huntington Disciplined Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation while seeking to reduce volatility.
Fees and Expenses	hf810695_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 11 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	hf810695_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 11 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	hf810695_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in equity securities, which include put and call options on individual securities and stock indices. The Fund normally invests at least 65% of its total asset in companies organized in the U.S. and included in the S&P 500 Index (“S&P 500 Companies”) or the S&P 100 Index (“S&P 100 Companies”). As of April 12, 2011, the market capitalization range for the companies included in the S&P 500 Index was approximately  $1.6 billion to  $414 billion, with a median of  $11.8 billion, while the market capitalization range for the companies included in the S&P 100 Index was approximately  $11 billion to  $414 billion, with a median of  $50 billion.

Generally, the portfolio manager will invest the Fund’s portfolio in the common stocks of the larger companies comprising each sector of the S&P 500 Index or the S&P 100 Index (each, an “Index” and together, the “Indices”), consistent with the sector weightings of the applicable Index. Among the many factors that the portfolio manager considers in determining whether to base portfolio composition upon the S&P 500 or S&P 100 are obtaining desirable diversification while considering the transaction costs inherent in owning more stocks from the broader Index, volatility of options on stocks of the respective indices, and ease of exercising options. Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those indices necessary to effectively hedge the Fund’s portfolio against potential market declines. The portfolio manager has discretion to change the composition of the Fund’s portfolio without prior notice to align with one Index in lieu of the other.

The Fund will also purchase put options on the Indices and write call options on individual securities held in its portfolio. All options written or purchased by the Fund shall trade on a U.S. exchange. Put options on the applicable Index will be limited to less than 10% (at cost) of the Fund’s total assets. The put options will be used to hedge the Fund’s portfolio to the extent the value of the Fund’s common stock positions decline. The Fund may also write covered call options on common stocks held in the Fund’s portfolio to generate a portion of the income necessary to purchase put options on the applicable Index. During the term of a covered call option, the Fund will own the underlying common stock which may be sold pursuant to the option.

The Fund also expects to hold approximately 4-5% of assets in cash or cash equivalents. At the portfolio manager’s discretion, the Fund’s cash may be held in short term bonds or money market instruments.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. The Advisor may in the future consider converting the Fund’s structure to an exchange-traded fund (“ETF”). Upon such conversion, the applicable investment strategies may be adjusted, as well as the fees and expense structure. Prior to any conversion, shareholders will receive appropriate notice, as may be required under applicable federal securities laws and regulations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in equity securities, which include put and call options on individual securities and stock indices.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Management Risk. The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Counterparty Risk. The counterparty to an over-the-counter (“OTC”) derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Derivative Contracts Risk. A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including options (e.g. puts and calls). The Fund’s investment in derivatives will come primarily through writing put and call options and purchasing put option on the Indices. Derivatives contracts involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Performance: Bar Chart and Table	hf810695_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table/Average Annual Total Return Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations only as of the date of this Prospectus. A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Huntington Disciplined Equity Fund | Trust Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Trust Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Trust Shares
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
Huntington Disciplined Equity Fund | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	614
3 Years	rr_ExpenseExampleYear03	906

[1]	Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.